UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 05/17/2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON 8/15/2010.

Report for Calendar Year or Quarter ended: March 31, 2010

Check here if Amendment [X]: Amendment number:  1

This Amendment (Check only one):     [ ]  is a restatement
				     [X]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Verition Fund Management, LLC
Address:	One American Lane
		Greenwich, CT 06831

13F File Number:  28-13309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, list and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:   Ted Hagan
Title:  Chief Financial Officer
Phone:  203-742-7740


Signature, Place, and Date of Signing:

Ted Hagan		Greenwich, CT		08/16/2010


Report Type (Check only one):

                            [X] 13F HOLDING REPORT.
                            [ ] 13F NOTICE.
                            [ ] 13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 3
Form 13F Information Table Value Total: $9,680

List of Other Included Managers:

NONE

                                                               VALUE   SHRS OR SH/ PUT/ INVSTMT OTHR   VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS       CUSIP      (x1000) PRN AMT PRN CALL DSCRETN MGRS SOLE    SHARED OTHER
----------------------------   -------------------  ---------  ------  ------- --- ---- ------- ---- ------- ------ -----
ALCON INC                      COM SHS              H01301102  1939    12000   SH       SOLE         12000   0      0
ALLEGHENY ENERGY INC           COM                  017361106  4250    184800  SH       SOLE         184800  0      0
XTO ENERGY INC                 COM                  98385X106  3491    74000   SH       SOLE         74000   0      0